UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7362

Salomon Brothers Municipal Partners Fund Inc.

(Exact name of registrant as specified in charter)

     125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

     Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
     300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

     Date of fiscal year end: June 30
Date of reporting period: September 30, 2004

     SALOMON BROTHERS
MUNICIPAL PARTNERS FUND INC.

     FORM N-Q
SEPTEMBER 30, 2004

ITEM 1.        SCHEDULE OF INVESTMENTS

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited)				September 30, 2004

FACE
AMOUNT	RATING (a)		SECURITY	VALUE

MUNICIPAL BONDS & NOTES - 142.8%
California - 10.3%
$2,400,000	AAA		California Infrastructure & Economic Development Bank
			Revenue, (Workers Compensation Relief), Series A ,
			AMBAC-Insured, 5.000% due 10/1/15	$2,631,264
			California State GO:
1,575,000	A		5.125% due 6/1/24	1,623,746
2,400,000	AAA		FSA Insured, 6.000% due 2/1/16	2,880,048
200,000	A-1	+	Los Angeles, CA Regional Airports Improvement Corp.,
			Lease Revenue, 1.700% due 12/1/25 (b)	200,000
200,000	A-1	+	Newport Beach, CA Revenue, (HOAG Memorial Presbyterian
			Hospital), 1.660% due 10/1/22 (b)	200,000
1,370,000	AAA		Pleasant Valley, CA School District Ventura County,
			Series A, MBIA-Insured, 5.850% due 2/1/17	1,635,794

				9,170,852

Colorado - 1.3%
			Colorado Springs, CO Hospital Revenue:
505,000	A-		6.375% due 12/15/30	541,708
495,000	A-		Pre-Refunded-Escrowed with U.S. government securities to
			12/15/10 (Call @ 101), 6.375% due 12/15/30	587,169

				1,128,877

District of Columbia - 2.4%
2,000,000	AAA		District of Columbia Revenue, (American University),
			AMBAC-Insured, 5.625% due 10/1/26	2,122,440

Georgia - 0.0%
40,000	AAA		Fulton County, GA Housing Authority, Single-Family
			Mortgage Revenue, Series A, GNMA-Collateralized,
			6.600% due 3/1/28	40,593

Hawaii - 2.5%
2,000,000	AAA		Hawaii State Airport System Revenue Refunding, Series B,
			FGIC-Insured, 6.000% due 7/1/19	2,233,180

Illinois - 22.8%
			Chicago, IL Board of Education GO, (Chicago School Reform),
			AMBAC-Insured:
390,000	AAA		5.750% due 12/1/27	428,002
3,360,000	AAA		Pre-Refunded-Escrowed with state & local government
			securities to 12/1/07 (Call @ 102), 5.750% due 12/1/27	3,788,702
500,000	AAA		Chicago, IL GO, Series A, FSA-Insured, 5.250% due 1/1/16	554,850
			Chicago, IL Midway Airport Revenue, MBIA-Insured:
2,000,000	AAA		Series A, 5.500% due 1/1/29	2,112,340
2,000,000	AAA		Series B, 5.625% due 1/1/29	2,090,780
2,000,000	Aaa*		Illinois Development Finance Authority, Revolving Fund
			Revenue, 5.250% due 9/1/12	2,248,000
1,000,000	AA+		Illinois Educational Facilities Authority Revenue,
			(Northwestern University), 5.500% due 12/1/13	1,126,800
1,500,000	A+		Illinois Health Facilities Authority Revenue Refunding,
			(Lutheran General Health System), Series C,
			7.000% due 4/1/14	1,849,905

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited)				September 30, 2004

FACE
AMOUNT	RATING (a)		SECURITY	VALUE

Illinois - 22.8% (continued)
			Illinois State, First Series GO:
$1,500,000	AAA		FSA-Insured, 5.500% due 5/1/16	$1,732,575
1,000,000	AAA		Pre-Refunded-Escrowed with U.S. government securities to
			6/1/10 (Call @ 100), MBIA-Insured, 5.625% due 6/1/25	1,138,840
3,000,000	Aa3*		Illinois State Sales Tax Revenue, Series V, (Pre-Refunded -
			Escrowed with U.S.Treasury Obligations to 6/15/05 Call @102),
			6.375% due 6/15/20	3,159,780

				20,230,574

Indiana - 3.3%
1,000,000	BBB+		Indiana State Development Finance Authority, Environmental
			Revenue, (USX Corp. Project), 5.250% due 12/1/22	1,100,350
1,750,000	AAA		Indiana State Revolving Fund Revenue, Series B,
			5.000% due 8/1/23	1,805,055

				2,905,405

Iowa - 1.3%
1,000,000	A1*		Iowa Finance Authority, Hospital Facility Revenue,
			6.750% due 2/15/16	1,122,310

Kansas - 1.8%
1,430,000	AA		Kansas State Development Finance Authority, Health Facilities
			Revenue, (Sisters of Charity), Series J, 6.250% due 12/1/28	1,615,914

Maryland - 8.0%
			Maryland State Health & Higher Educational Facilities
			Authority Revenue:
1,500,000	Baa1*		Caroll County General Hospital, 6.000% due 7/1/37	1,567,845
1,000,000	A		Suburban Hospital, Series A, 5.500% due 7/1/16	1,088,470
			University of Maryland Medical Systems:
1,000,000	A3	*	6.750% due 7/1/30	1,126,530
500,000	A		6.000% due 7/1/32	532,425
2,500,000	Aaa*		Northeast Maryland Waste Disposal Authority, Solid Waste
			Revenue Refunding, AMBAC-Insured 5.500% due 4/1/15	2,749,125

				7,064,395

Massachusetts - 7.0%
2,500,000	AA-		Massachusetts State Health & Educational Facilities Authority
			Revenue, (Partners Healthcare Systems), Series C,
			5.750% due 7/1/32	2,693,250
			Massachusetts State Water Pollution Abatement Trust Revenue, Series A:
2,540,000	AAA		5.750% due 8/1/29	2,806,776
630,000	AAA		Pre-Refunded-Escrowed with state & local government
			securities to 8/1/09 (Call @ 101), 5.750% due 8/1/29	722,604

				6,222,630

Michigan - 1.7%
1,500,000	AA-		Michigan State Hospital Finance Authority Revenue
			Refunding, (Trinity Health), Credit C, 5.375% due 12/1/30	1,540,275

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)				September 30, 2004

FACE
AMOUNT	RATING (a)		SECURITY	VALUE

Minnesota - 3.1%
$2,785,000	AA+		Minnesota State Housing Finance Agency, Single-Family
			Mortgage Revenue, Series H, 6.500% due 1/1/26	$2,794,525

Nevada - 4.0%
1,350,000	AAA		Clark County, NV Passenger Facility Revenue, (McCarran
			International Airport), Series A, MBIA-Insured,
			5.750% due 7/1/23	1,404,689
			Nevada Housing Division, Single-Family Program, Series B-2:
1,905,000	Aa2*		6.400% due 10/1/25	1,935,651
185,000	Aa2*		6.950% due 10/1/26	186,567

				3,526,907

New Hampshire - 0.2%
150,000	Aa2*		New Hampshire State HFA, Single-Family Residential, Series A,
			6.800% due 7/1/15	150,318

New Jersey - 17.1%
			New Jersey EDA:
5,150,000	AAA		PCR, (Public Service Electric and Gas Co. Project), Series A,
			MBIA-Insured, 6.400% due 5/1/32	5,288,278
2,500,000	A+		School Facilities Construction, Series G, 5.000% due 9/1/11	2,763,050
4,450,000	AAA		Water Facilities Revenue, (New Jersey American Water Co.,
			Inc. Project), Series A, FGIC-Insured, 6.875% due 11/1/34	4,557,912
1,000,000	A2	*	New Jersey Health Care Facilities Financing Authority Revenue,
			(Hackensack University Medical Center), 6.000% due 1/1/25	1,055,690
1,395,000	AAA		New Jersey Transportation Trust Fund Authority, Transportation
			System Revenue, Series A, AMBAC-Insured, 5.000% due 12/15/11	1,546,344

				15,211,274

New Mexico - 1.4%
1,060,000	AAA		New Mexico Finance Authority Revenue, (Public Project
			Revolving Fund), Series C, AMBAC-Insured,
			5.250% due 6/1/14	1,199,485

New York - 5.5%
			New York City, NY GO, Series A:
180,000	A		6.000% due 5/15/30	199,429
820,000	A		Pre-Refunded - Escrowed with U.S. government securities
			to 5/15/10 (Call @ 101), 6.000% due 5/15/30	959,449
			New York City, NY Municipal Water Finance Authority, Water
			& Sewer System Revenue, Series B:
1,175,000	AA+		5.750% due 6/15/29	1,265,557
1,000,000	AA+		5.125% due 6/15/31	1,022,410
1,250,000	AA+		New York City, NY Transitional Finance Authority Revenue,
			Series A, 5.500% due 11/15/17	1,396,363

				4,843,208

Ohio - 12.0%
1,375,000	Aaa*		Butler County, OH, MBIA-Insured, 5.250% due 12/1/15	1,539,381

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)			September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

Ohio - 12.0% (continued)
$2,000,000	BBB+	Miami County, OH Hospital Facilities Revenue Refunding &
		Improvement, (Upper Valley Medical Center),
		6.250% due 5/15/13	$2,089,160
6,700,000	A+	Ohio State Water Development Authority, Solid Waste
		Disposal Revenue, (Cargill Inc.), 6.300% due 9/1/20	7,018,719

			10,647,260

Pennsylvania - 5.3%
1,250,000	AAA	Delaware Valley, PA Regional Financial Authority, Local
		Government Revenue, Series A, AMBAC-Insured,
		5.500% due 8/1/28	1,399,887
2,750,000	AAA	Pennsylvania State, Second Series GO, MBIA-Insured,
		5.000% due 7/1/11	3,057,175
250,000	AAA	Philadelphia, PA School District GO, Series A, FSA-Insured,
		5.500% due 2/1/31	285,687

			4,742,749

Puerto Rico - 8.0%
1,375,000	AAA	Puerto Rico Commonwealth, GO, FGIC-Insured,
		5.500% due 7/1/13	1,594,203
		Puerto Rico Electric Power Authority, Power Revenue:
2,750,000	AAA	Series LL, MBIA-Insured, 5.500% due 7/1/17	3,221,900
2,000,000	AAA	Series OO, FGIC-Insured, 5.000% due 7/1/14	2,248,600

			7,064,703

Tennessee - 8.9%
2,900,000	AA-	Humphreys County, TN IDB, Solid Waste Disposal Revenue,
		(E.I. Du Pont de Nemours & Co. Project), 6.700% due 5/1/24	2,967,802
3,500,000	AAA	Memphis-Shelby County, TN Airport Authority Revenue,
		Series D, AMBAC-Insured, 6.000% due 3/1/24	3,897,250
1,025,000	AA	Tennessee Housing Development Agency Revenue, (Homeownership
		Program), Series 2C, 6.350% due 1/1/31	1,075,164

			7,940,216

Texas - 7.0%
1,165,000	A	Harris County, TX Health Facilities Development Authority,
		Hospital Revenue, (Memorial Hermann Healthcare System),
		Series A, 5.250% due 12/1/17	1,232,768
100,000	AAA	North Harris Montgomery Community College District, TX
		Refunding GO, FGIC-Insured, 5.375% due 2/15/16	111,472
1,000,000	AAA	North Texas Municipal Water District, Water System Revenue,
		FGIC-Insured, 5.375% due 2/15/16	1,099,240
3,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A
		AMBAC-Insured, 5.500% due 8/15/39	3,742,445

			6,185,925

See Notes to Schedule of Investments.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)			September 30, 2004

FACE
AMOUNT	RATING (a)	SECURITY	VALUE

Washington - 7.9%
$1,000,000	AAA	Chelan County, WA Public Utility District, (Chelan Hydro
		System No.1), Construction Revenue, Series A,
		AMBAC-Insured, 5.450% due 7/1/37	$1,033,670
4,250,000	AAA	Seattle, WA GO, Series B, FSA-Insured, 5.750% due 12/1/28	4,700,288
1,200,000	AAA	Washington State Public Power Supply System Revenue
		Refunding, (Nuclear Project No. 1), Series A, MBIA-Insured,
		5.125% due 7/1/17	1,296,324

			7,030,282

		TOTAL MUNICIPAL BONDS & NOTE (Cost - $119,520,607)	126,734,297

		TOTAL INVESTMENTS - 142.8% (Cost $119,520,607**)	126,734,297
		Liabilities in Excess of Other Assets - (42.8)%	(37,989,580)

		TOTAL NET ASSETS - 100.0%	$88,744,717

(a)	All ratings are by Standard & Poor's Ratings Service, except for those that are identified by an asterisk
(*)	which are rated by Moody's Investors Service, Inc.
(b)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
**	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 6 and 7 for definitions of ratings and abbreviations.

SALOMON BROTHERS MUNICIPAL PARTNERS FUND INC.

Schedule of Investments (unaudited) (continued)	September 30, 2004

Summary of Investments by Industry*

General Obligation	15.0%
Health Care	14.4
Transportation	13.6
Water	11.8
Power	10.3
General Revenue	9.4
Industrial Development	7.2
Education	6.7
Pre-Refunded	6.7
Housing	4.9

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of September 30, 2004 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings
(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus
(–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ba,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the

“Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings
(unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG-1 — Moody’s highest rating for issues having a demand feature— VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG-1 rating.

Abbreviations*
(unaudited)

ABAG — Association of Bay Area Governments	ISO — Independent System Operator
AIG — American International Guaranty	LOC — Letter of Credit
AMBAC — Ambac Assurance Corporation	MBIA — Municipal Bond Investors Assurance Corporation
AMT — Alternative Minimum Tax	MERLOT — Municipal Exempt Receipts Liquidity Optional Tender
BAN — Bond Anticipation Notes	MFH — Multi-Family Housing
BIG — Bond Investors Guaranty	MSTC — Municipal Securities Trust Certificates
CDA — Community Development Authority	MUD — Municipal Utilities District
CGIC — Capital Guaranty Insurance Company	MVRICS — Municipal Variable Rate Inverse Coupon Security
CHFCLI — California Health Facility Construction Loan Insurance	PART — Partnership Structure
CONNIE LEE — College Construction Loan Insurance Association	PCFA — Pollution Control Finance Authority
COP — Certificate of Participation	PCR — Pollution Control Revenue
CSD — Central School District	PFA — Public Finance Authority
CTFS — Certificates	PFC — Public Finance Corporation
DFA — Development Finance Agency	PSFG — Permanent School Fund Guaranty
EDA — Economic Development Authority	Q-SBLF — Qualified School Bond Loan Fund
EFA — Educational Facilities Authority	Radian — Radian Asset Assurance
ETM — Escrowed to Maturity	RAN — Revenue Anticipation Notes
FGIC — Financial Guaranty Insurance Company	RAW — Revenue Anticipation Warrants
FHA — Federal Housing Administration	RDA — Redevelopment Agency
FHLMC — Federal Home Loan MortgageCorporation	RIBS — Residual Interest Bonds
FLAIRS — Floating Adjustable Interest Rate Securities	RITES — Residual Interest Tax-Exempt Securities
FNMA — Federal National MortgageAssociation	SPA — Standby Bond Purchase Agreement
FRTC — Floating Rate Trust Certificates	SWAP — Swap Structure
FSA — Federal Savings Association	SYCC — Structured Yield Curve Certificate
GIC — Guaranteed Investment Contract	TAN — Tax Anticipation Notes
GNMA — Government National Mortgage Association	TCRS — Transferable Custodial Receipts
GO — General Obligation	TECP — Tax Exempt Commercial Paper
HDA — Housing Development Authority	TFA — Transitional Finance Authority
HDC — Housing Development Corporation	TOB — Tender Option Bond Structure
HEFA — Health & Educational Facilities Authority	TRAN — Tax and Revenue Anticipation Notes
HFA — Housing Finance Authority	UFSD — Unified Free School District
IBC — Insured Bond Certificates	UHSD — Unified High School District
IDA — Industrial Development Authority	USD — Unified School District
IDB — Industrial Development Board	VA — Veterans Administration
IDR — Industrial Development Revenue	VRDD — Variable Rate Daily Demand
IFA — Industrial Finance Agency	VRDO — Variable Rate Demand Obligation
INFLOS — Inverse Floaters	VRWE — Variable Rate Wednesday Demand
ISD — Independent School District	XLCA — XL Capital Assurance

* Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Municipal Partners Fund Inc. (“Fund”), was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Tax-exempt securities are valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions. Investment transactions are recorded on the trade date.

Note 2. Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,375,347
Gross unrealized depreciation	(161,657)

Net unrealized appreciation	$7,213,690

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) underthe Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of adate within 90 days of the filing date of this report that includes the disclosure required bythis paragraph, based on their evaluation of the disclosure controls and procedures requiredby Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of1934

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscalquarter that have materially affected, or are likely to materially affect the registrant’s internalcontrol over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: November 24, 2004

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: November 24, 2004